INTERIM STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($) $ in Thousands	Convertible Preferred Shares A [Member]	Convertible Preferred Shares B [Member]	Convertible Preferred Shares B-1 [Member]	Convertible Preferred Shares C [Member]	Convertible Preferred Shares C-1 [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance convertible preferred shares at Dec. 31, 2020	$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734				$ 272,815
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2020	20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Beginning balance at Dec. 31, 2020						$ 0	$ 7,658	$ (231,403)	(223,745)
Beginning balance (Shares) at Dec. 31, 2020						16,948,226
Issuance of Convertible Preferred Shares C-1	$ 0	$ 0	$ 0	$ 0	$ 0				0
Issuance of Convertible Preferred Shares C-1 (Shares)	0	0	0	0	346,678
conversion of convertible preferred shares	$ (9,000)	$ (66,348)	$ (12,500)	$ (161,233)	$ (23,734)				(272,815)
conversion of convertible preferred shares (Shares)	(20,418,209)	(15,906,053)	(3,032,940)	(28,216,005)	(3,045,792)
conversion of convertible preferred shares						$ 0	272,815	0	272,815
conversion of convertible preferred shares (Shares)						70,618,999
Issuance of common shares in connection with PIPE offering, net of issuance costs	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	164,133	0	164,133
Issuance of common shares in connection with PIPE offering, net of issuance costs (Shares)	0	0	0	0	0	25,952,674
Transactions, net of issuance cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	168,352	0	168,352
Transactions, net of issuance cost (shares)	0	0	0	0	0	16,246,454
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	468	0	468
Exercise of shares options (Shares)	0	0	0	0	0	1,071,897
Vesting of RSUs						$ 0	0	0	0
Vesting of RSUs (shares)						2,369,667
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	51,662	0	51,662
Net Loss	0	0	0	0	0	0	0	(93,210)	(93,210)
Ending balance convertible preferred shares at Jun. 30, 2021	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Jun. 30, 2021	0	0	0	0	0
Ending balance at Jun. 30, 2021						$ 0	665,088	(324,613)	340,475
Ending balance (Shares) at Jun. 30, 2021						133,207,917
Beginning balance convertible preferred shares at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 0				0
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2021	0	0	0	0	0
Beginning balance at Dec. 31, 2021						$ 0	683,764	(384,962)	298,802
Beginning balance (Shares) at Dec. 31, 2021						134,098,120
Reclassification of warrants liability to equity	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	15	0	15
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	311	0	$ 311
Exercise of shares options (Shares)	0	0	0	0	0	524,938			524,938
Exercise of public warrants						$ 0	1	0	$ 1
Exercise of public warrants (Shares)						100
Vesting of RSUs						$ 0	0	0	0
Vesting of RSUs (shares)						648,611
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	9,165	0	9,165
Net Loss	0	0	0	0	0	0	0	(58,346)	(58,346)
Ending balance convertible preferred shares at Jun. 30, 2022	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Jun. 30, 2022	0	0	0	0	0
Ending balance at Jun. 30, 2022						$ 0	$ 693,256	$ (443,308)	$ 249,948
Ending balance (Shares) at Jun. 30, 2022						135,271,769